Derivative Instruments - Schedule of Derivative-Related Credit Risk (Detail) - CAD ($) $ in Millions		Oct. 31, 2025		Oct. 31, 2024
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost	[1]	$ 10,676		$ 10,129
Derivative credit risk equivalents	[1]	52,325		46,577
Derivative credit risk weighted assets		9,442		7,819
Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	2,762		3,228
Derivative credit risk equivalents before master netting agreements	[1]	12,313		11,341
Derivative credit risk weighted assets before master netting agreements		2,878		1,997
Interest rate contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	2,749		3,098
Derivative credit risk equivalents before master netting agreements	[1]	12,252		11,042
Derivative credit risk weighted assets before master netting agreements		2,877		1,991
Interest rate contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	13		130
Derivative credit risk equivalents before master netting agreements	[1]	61		299
Derivative credit risk weighted assets before master netting agreements		1		6
Interest rate contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		8	[1]	2
Derivative credit risk equivalents before master netting agreements		245	[1]	211
Derivative credit risk weighted assets before master netting agreements		66		78
Interest rate contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	2
Derivative credit risk equivalents before master netting agreements	[1]	5		1
Interest rate contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	9		122
Derivative credit risk equivalents before master netting agreements	[1]	49		279
Derivative credit risk weighted assets before master netting agreements		1		6
Interest rate contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,839		2,404
Derivative credit risk equivalents before master netting agreements	[1]	7,493		7,797
Derivative credit risk weighted assets before master netting agreements		1,501		1,125
Interest rate contract [member] | Forward rate agreements [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	391		650
Derivative credit risk equivalents before master netting agreements	[1]	3,448		2,696
Derivative credit risk weighted assets before master netting agreements		858		600
Interest rate contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	511		42
Derivative credit risk equivalents before master netting agreements	[1]	1,066		338
Derivative credit risk weighted assets before master netting agreements		452		188
Interest rate contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	2		8
Derivative credit risk equivalents before master netting agreements	[1]	7		19
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	3,885		4,411
Derivative credit risk equivalents before master netting agreements	[1]	18,440		17,431
Derivative credit risk weighted assets before master netting agreements		2,628		2,758
Foreign exchange contracts [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	3,885		4,411
Derivative credit risk equivalents before master netting agreements	[1]	18,437		17,427
Derivative credit risk weighted assets before master netting agreements		2,628		2,758
Foreign exchange contracts [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative credit risk equivalents before master netting agreements	[1]	3		4
Foreign exchange contracts [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1		1
Derivative credit risk equivalents before master netting agreements	[1]	155		119
Derivative credit risk weighted assets before master netting agreements		38		27
Foreign exchange contracts [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative credit risk equivalents before master netting agreements	[1]	1		1
Foreign exchange contracts [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,927		1,559
Derivative credit risk equivalents before master netting agreements	[1]	8,407		7,218
Derivative credit risk weighted assets before master netting agreements		779		825
Foreign exchange contracts [member] | Forward rate agreements [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,838		2,709
Derivative credit risk equivalents before master netting agreements	[1]	9,399		9,643
Derivative credit risk weighted assets before master netting agreements		1,672		1,764
Foreign exchange contracts [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	119		142
Derivative credit risk equivalents before master netting agreements	[1]	476		447
Derivative credit risk weighted assets before master netting agreements		139		142
Foreign exchange contracts [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative credit risk equivalents before master netting agreements	[1]	2		3
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,663		1,513
Derivative credit risk equivalents before master netting agreements	[1]	7,239		5,972
Derivative credit risk weighted assets before master netting agreements		1,704		1,322
Commodity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,374		1,158
Derivative credit risk equivalents before master netting agreements	[1]	5,876		4,986
Derivative credit risk weighted assets before master netting agreements		1,676		1,303
Commodity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	289		355
Derivative credit risk equivalents before master netting agreements	[1]	1,363		986
Derivative credit risk weighted assets before master netting agreements		28		19
Commodity contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		4	[1]	10
Derivative credit risk equivalents before master netting agreements		366	[1]	246
Derivative credit risk weighted assets before master netting agreements		140		86
Commodity contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	15
Derivative credit risk equivalents before master netting agreements	[1]	157		73
Derivative credit risk weighted assets before master netting agreements		3		1
Commodity contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	246		176
Derivative credit risk equivalents before master netting agreements	[1]	1,028		594
Derivative credit risk weighted assets before master netting agreements		21		12
Commodity contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,165		993
Derivative credit risk equivalents before master netting agreements	[1]	4,822		4,256
Derivative credit risk weighted assets before master netting agreements		1,228		1,035
Commodity contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	205		155
Derivative credit risk equivalents before master netting agreements	[1]	688		484
Derivative credit risk weighted assets before master netting agreements		308		182
Commodity contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	28		179
Derivative credit risk equivalents before master netting agreements	[1]	178		319
Derivative credit risk weighted assets before master netting agreements		4		6
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	2,342		874
Derivative credit risk equivalents before master netting agreements	[1]	14,156		11,524
Derivative credit risk weighted assets before master netting agreements		2,210		1,703
Equity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	306		199
Derivative credit risk equivalents before master netting agreements	[1]	10,247		8,625
Derivative credit risk weighted assets before master netting agreements		2,132		1,645
Equity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	2,036		675
Derivative credit risk equivalents before master netting agreements	[1]	3,909		2,899
Derivative credit risk weighted assets before master netting agreements		78		58
Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	24		103
Derivative credit risk equivalents before master netting agreements	[1]	177		309
Derivative credit risk weighted assets before master netting agreements		$ 22		$ 39

[1]	Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach for Counterparty Credit Risk (SA-CCR) in accordance with the CAR Guideline issued by OSFI. The table therefore excludes loan commitment derivatives.